Income Taxes (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation between the statutory federal income tax rate and the effective income tax rate
Federal statutory income tax rate (as a percent)					34.00%	34.00%	34.00%
State income tax rate, net of federal tax benefit (as a percent)					0.90%	7.80%	5.70%
Partnership income not subject to tax (as a percent)					(32.90%)	(38.60%)	(39.30%)
Effective income tax rate (as a percent)					2.00%	3.20%	0.40%
Current:
Federal					$ (59,000)	$ 71,000
State					542,000	289,000	68,000
Total current					483,000	360,000	68,000
Deferred:
Federal					442,000	940,000	67,000
State					(106,000)	277,000	(67,000)
Total deferred			0		336,000	1,217,000
Total	244,000	2,727,000	660,000	852,000	819,000	1,577,000	68,000
Deferred Income Tax Assets
Accounts receivable allowances, Current					329,000	296,000
Environmental liability, Long-Term					4,792,000	4,958,000
Asset retirement obligation, Long-Term					646,000	660,000
Intangible assets, Long-Term					191,000	179,000
Capital lease, Long-Term						1,491,000
UNICAP, Current					467,000
Other, Current					24,000	9,000
Federal net operating loss carryforwards, Long-Term					9,810,000	5,625,000
State net operating loss carryforwards, Long-Term					1,537,000	1,107,000
Federal tax credit carryforward, Long-Term					115,000	174,000
Total deferred tax assets current					820,000	305,000
Total deferred tax assets long-term					17,091,000	14,194,000
Deferred Income Tax Liabilities
Property and equipment, Long-Term					(26,527,000)	(21,112,000)
Land, Long-Term					(4,353,000)	(6,020,000)
Total deferred tax liabilities, Long-Term					(30,880,000)	(27,132,000)
Net deferred tax assets, Current					820,000	305,000
Net deferred tax liabilities, Long-Term					(13,789,000)	(12,938,000)
Operating loss carryforwards
Deferred tax liabilities relating to property and equipment, net operating loss and tax credit carryforwards and other temporary differences					8,600,000
Valuation allowance					0
Reconciliation of differences between income before income tax expense and income subject to income tax expense
Income before income tax expense	43,866,000	27,863,000	89,158,000	8,876,000	41,872,000	48,320,000	19,420,000
Non-taxable income					(41,640,000)	(44,056,000)	(18,817,000)
Income subject to income tax expense					232,000	4,264,000	603,000
Unrecognized tax benefits					0	0
Income tax paid
Income tax payments during the period					273,000	919,000	6,000
Federal
Operating loss carryforwards
Net operating loss carryforwards					28,900,000
State
Operating loss carryforwards
Net operating loss carryforwards					$ 31,300,000